Disclosure of detailed information about deferred exploration costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Exploration and evaluation assets, beginning balance	$ 1	$ 1
Change in exploration and evaluation assets	2,333,268	0
Exploration and evaluation assets, ending balance	2,333,269	1
Mineral property interests [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	179,500	179,500
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	179,500	179,500
Assays and testing [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	2,052,292	2,052,292
Change in exploration and evaluation assets	247,222	0
Exploration and evaluation assets, ending balance	2,299,514	2,052,292
Claims renewal / staking [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	459,261	459,261
Change in exploration and evaluation assets	12,383	0
Exploration and evaluation assets, ending balance	471,644	459,261
Drilling [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	12,488,967	12,488,967
Change in exploration and evaluation assets	1,854,312	0
Exploration and evaluation assets, ending balance	14,343,279	12,488,967
Environmental studies [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	1,256,621	1,256,621
Change in exploration and evaluation assets	415,065	0
Exploration and evaluation assets, ending balance	1,671,686	1,256,621
Exploration data management [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	917,422	917,422
Change in exploration and evaluation assets	37,656	0
Exploration and evaluation assets, ending balance	955,078	917,422
First Nations [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	166,444	166,444
Change in exploration and evaluation assets	54,580	0
Exploration and evaluation assets, ending balance	221,024	166,444
Geochemistry [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	111,066	111,066
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	111,066	111,066
Geological and engineering services [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	8,834,256	8,779,898
Change in exploration and evaluation assets	772,235	54,358
Exploration and evaluation assets, ending balance	9,606,491	8,834,256
Geophysical services [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	743,515	743,515
Change in exploration and evaluation assets	58,128	0
Exploration and evaluation assets, ending balance	801,643	743,515
Metallurgy [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	3,792,672	3,792,672
Change in exploration and evaluation assets	331,978	0
Exploration and evaluation assets, ending balance	4,124,650	3,792,672
Petrographic work [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	43,957	43,957
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	43,957	43,957
Project management [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	106,015	106,015
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	106,015	106,015
Survey, mapping and camp [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	1,628,447	1,617,850
Change in exploration and evaluation assets	945,758	10,597
Exploration and evaluation assets, ending balance	2,574,205	1,628,447
Transportation [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	2,604,549	2,604,549
Change in exploration and evaluation assets	273,202	0
Exploration and evaluation assets, ending balance	2,877,751	2,604,549
Cost recovery [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	(56,480)	(56,480)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(56,480)	(56,480)
Property impairments [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	(33,058,924)	(33,006,960)
Change in exploration and evaluation assets	0	(51,964)
Exploration and evaluation assets, ending balance	(33,058,924)	(33,058,924)
BC refundable mining tax credits [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	(2,208,394)	(2,195,403)
Change in exploration and evaluation assets	(891,874)	(12,991)
Exploration and evaluation assets, ending balance	(3,100,268)	(2,208,394)
Federal non-refundable mining tax credits, net of valuation allowance [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	(61,185)	(61,185)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(61,185)	(61,185)
Book Value At Date Of Sale Of Net Smelter Royalty [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning balance	0	0
Change in exploration and evaluation assets	(1,777,377)	0
Exploration and evaluation assets, ending balance	$ (1,777,377)	$ 0